Acquistions Schedule of Intangible Assets Acquired As Part of Business Combination (Details) - Bolthouse Farms [Member] $ in Millions	Aug. 06, 2012 USD ($)
Intangible Assets Other Than Goodwill [Line Items]
Other intangible assets	$ 580
Customer Relationships [Member]
Intangible Assets Other Than Goodwill [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 132
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	20 years
Distribution Rights [Member]
Intangible Assets Other Than Goodwill [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 2
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years
Patented Technology [Member]
Intangible Assets Other Than Goodwill [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 43
Patented Technology [Member] | Minimum [Member]
Intangible Assets Other Than Goodwill [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	9 years
Patented Technology [Member] | Maximum [Member]
Intangible Assets Other Than Goodwill [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	17 years
Trade Secrets [Member]
Intangible Assets Other Than Goodwill [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 20
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years
Trademarks [Member]
Intangible Assets Other Than Goodwill [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets	$ 383